Business acquisition and deconsolidation (Details) - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2024
Gaipu (Shanghai) Commercial Co., Ltd.
Business acquisition and deconsolidation
Percentage of equity interests acquired				100.00%
Total consideration				¥ 176,385
Shanghai Mansen Brand Management Co., Ltd
Business acquisition and deconsolidation
Percentage of equity interests acquired			51.00%
Total consideration			¥ 32,640
Fair value change on contingent consideration paid			¥ 10,588
Hangzhou Baichen Technology Co., Ltd.
Business acquisition and deconsolidation
Percentage of equity interests acquired		51.00%
Total consideration		¥ 3,112
Fair value change on contingent consideration paid		¥ 762
Zhejiang Location Information Technology Co., Ltd
Business acquisition and deconsolidation
Percentage of equity interests acquired	51.00%
Total consideration	¥ 75,885				¥ 75,885
Fair value change on contingent consideration paid	¥ 56,870
Maximum amount of contingent consideration arrangement					¥ 32,700